Organization and Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
SoundHound, Inc. [Member]
Organization and Significant Accounting Policies [Line Items]
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

1.      ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Nature of operations

SoundHound, Inc. and its subsidiaries (“SoundHound” or the “Company”) turns sound into understanding and actionable meaning. SoundHound’s technology applications enable humans to interact with the things around them in the same way they interact with each other: by speaking naturally to mobile phones, cars, televisions, music speakers, coffee machines, and every other part of the emerging “connected” world. The conversation voice AI platform is called “Houndify”, where product creators can develop their own voice interfaces with their customers. Hound, is primarily used as a prototyping tool to demonstrate what Houndify can deliver. Products and services built on the Houndify platform are referred to as Houndified Products and Houndified Services. The SoundHound music app allows customers to identify and play songs by singing or humming into the smartphone’s microphone, or by identifying the sound playing in the background from external sources. The Company was incorporated in Delaware on September 2, 2005 and is headquartered in Santa Clara, California.

Basis of presentation and significant accounting policies

The consolidated financial statements and accompanying notes are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Company’s consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

Foreign currency translation

The foreign subsidiaries’ functional currency is the U.S. dollar. The gains and losses resulting from remeasuring the subsidiaries’ foreign currency denominated transactions into U.S. dollars have been reported in the consolidated statements of operations. Foreign currency-denominated assets and liabilities are translated into U.S. dollars using the exchange rate at the balance sheet date.

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and judgments that affect the amounts reported and disclosures in the consolidated financial statements and accompanying notes. Such estimates include revenue recognition, allowance for doubtful accounts, accrued liabilities, preferred stock warrant liabilities, derivative liabilities, valuation of deferred tax assets and uncertain tax positions and the fair value of common stock and other assumptions used to measure stock-based compensation expense. The Company bases its estimates on historical experience, the current economic environment, and on assumptions it believes are reasonable under the circumstances. The Company adjusts such estimates and assumptions when facts and circumstances dictate. Changes in those estimates resulting from changes in the economic environment will be reflected in the financial statements in future periods. Actual results could differ materially from those estimates.

Use of estimates

Subsequent to December 31, 2020, the Company continued to experience the results of the worldwide COVID-19 pandemic. The COVID-19 outbreak in the United States has caused business disruption through mandated and voluntary closings of businesses and shelter in place orders. In response, the U.S. Government enacted the CARES Act, which includes significant provisions to provide relief and assistance to affected organizations. While the disruption is currently expected to be temporary, there is considerable uncertainty around potential future closings, shelter in place orders, containment of the recent COVID-19 ‘Delta’ variant, and the ultimate impact of the CARES Act and other government initiatives. To date, this matter has not negatively impacted the Company. However, the financial impact and duration cannot be reasonably estimated at this time.

Management’s plan regarding financing of future operations

Since inception, the Company has generated recurring losses as well as negative operating cash flows which has resulted in a net loss of $74.4 million for the year ended December 31, 2020. As of December 31, 2020, the Company has an accumulated deficit of $307.2 million. Management expects to continue to incur additional substantial losses in the foreseeable future as a result of research and development activities. The Company has funded its operations primarily through equity or debt financings. The Company has reviewed the relevant conditions and events surrounding its ability to continue as a going concern including among others: historical losses, projected future results, including the effects of COVID-19, cash requirements for the upcoming year, funding capacity, net working capital, total stockholders’ deficit and future access to capital.

In order to continue its operations, the Company must raise additional equity or debt financings and achieve profitable operations. The Company must, among other things, respond to competitive developments and attract, retain and motivate qualified personnel. Although management has historically been successful in raising capital, there can be no assurance that the Company will be able to obtain additional equity or debt financing on terms acceptable to the Company, or at all. The failure to obtain sufficient funds on acceptable terms when needed could have a material adverse effect on the Company’s business, financial position, results of operations, and future cash flows.

Total cash, cash equivalents and restricted cash on hand as of August 31, 2021 was $34.5 million (unaudited). The Company’s activities are subject to significant risks and uncertainties, including failing to secure additional funding to operationalize the Company’s current development plan and achieve profitability. The Company believes that its existing unrestricted cash and cash equivalents will be sufficient to enable the Company to continue as a going-concern for at least one year from the date the consolidated financial statements are available to be issued. The consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Concentrations of credit risk and other risks and uncertainties

Financial instruments that potentially subject the Company to potential significant concentrations of credit risk consist principally of cash and cash equivalents. The Company regularly monitors its credit risk exposure and takes steps to mitigate the likelihood of these exposures resulting in actual loss.

As of December 31, 2020, accounts receivable balances due from two customers collectively totaled 86.7% of the Company’s total consolidated accounts receivable balance.

During the year ended December 31, 2020, the Company had two customers that accounted for 42.8% of total revenue.

Cash and cash equivalents

The Company considers all highly liquid investments purchased with an original maturity of 90 days or less from the date of purchase to be cash equivalents. The Company’s cash equivalents consist of mutual funds, commercial paper and certificates of deposit. The deposits exceed federally insured limits.

Restricted cash and certificates of deposit

The Company’s restricted cash and certificates of deposit were established according to the requirements under the leases for the Company’s corporate headquarters, data center, and sales office, and are subject to certain restrictions under the leases. All amounts in restricted cash as of December 31, 2020 represent funds held in certificates of deposit, have original maturities of six months to one year and are recorded at cost plus accrued interest, which approximates fair value as of December 31, 2020. The Company’s current portion of restricted cash is included in Prepaids and Other Current Assets and the long-term portion is separately disclosed as Restricted Cash in the Consolidated Balance Sheet. Restricted cash is classified as current or non-current on the consolidated balance sheet based on the remaining term of the restriction.

Investments

The Company’s investments in debt securities are classified as available-for-sale securities. Investments in available-for-sale securities are reported at fair value with unrealized gains and losses, net of tax, as a component of “Other comprehensive gain” on the Consolidated Statement of Operations and Comprehensive Loss. The Company regularly reviews its investment portfolio to identify and evaluate investments that have indicators of impairment. Factors considered in assessing whether a loss is other-than-temporary include: the length of time and extent to which the fair value has been lower than the cost basis, the financial condition and near-term prospects of the investee, credit quality, likelihood of recovery, and the ability to hold the investment for a period of time sufficient to allow for any anticipated recovery in market value. If any adjustment to fair value reflects a decline in the value of the investment that the Company considers to be “other than temporary”, the Company reduces the investment to fair value through a charge to the Consolidated Statement of Operations and Comprehensive Loss. No such adjustments were necessary during the year presented. During the year ended December, 31, 2020, all of the Company’s investments in debt securities matured and were subsequently reinvested in securities classified as cash equivalents. As a result, the Company had no investments in the Consolidated Balance Sheet at December 31, 2020.

Accounts receivable, net

Accounts receivable consist of current trade receivables due from customers recorded at invoiced amounts, net of allowance for doubtful accounts. Accounts receivable do not bear interest and the Company generally does not require collateral or other security in support of accounts receivable.

The Company has established an allowance for doubtful accounts and evaluates the collectability of its accounts receivable based on known collection risks and historical experience. Uncollectible receivables are written off when all efforts to collect have been exhausted and recoveries are recognized when received. The allowance for doubtful accounts as of December 31, 2020 was $109,000.

Property and equipment, net

Property and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line method over the estimated useful lives of the respective assets.

The estimated useful lives of the Company’s property and equipment are as follows:

Computer equipment	3 – 4 years
Software	3 years
Furniture and fixtures	5 years
Leasehold improvements	Lesser of useful life or the term of the lease

Maintenance and repairs that do not extend the life or improve the asset are expensed as incurred.

Impairment of long-lived assets

The Company evaluates property and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. An impairment loss is recognized when the total of estimated undiscounted future cash flows expected to result from the use of the asset and its eventual disposition is less than its carrying amount. Impairment, if any, would be assessed using discounted cash flows or other appropriate measures of fair value. Through December 31, 2020, there have been no such impairments.

Revenue recognition

On January 1, 2019, the Company adopted ASC Topic 606, Revenue from Contracts with Customers (“Topic 606”), using the modified retrospective method applied to those contracts which were not completed as of January 1, 2019. See Note 2 for additional information.

Research and development

The Company’s research and development costs are expensed as incurred. These costs include salaries and other personnel related expenses, contractor fees, facility costs, supplies, and depreciation of equipment associated with the design and development of new products prior to the establishment of their technological feasibility.

Warrant liability

The Company classifies as liabilities any contracts that may require a transfer of assets.

The warrants are considered freestanding instruments that qualify as liabilities under ASC Topic 480, Distinguishing Liabilities from Equity, as the Company is committed to issue an instrument that ultimately may require a transfer of assets. The warrant liability is accounted for at fair value and re-measured at each reporting date. Accordingly, the Company classified the warrants as a liability at their fair value and adjusts the instruments to fair value at each balance sheet date until the warrants are exercised or expired. Any change in the fair value of the warrants is recognized as “Other expense, net” in the Consolidated Statement of Operations and Comprehensive Loss. See Note 7 for additional information.

Segment information

The Company has determined that the Chief Executive Officer is its chief operating decision maker. The Company’s Chief Executive Officer reviews financial information on a consolidated basis for purposes of allocating resources and evaluating financial performance. Accordingly, the Company has determined that it operates as a single reportable segment.

Income taxes

The Company accounts for income taxes under the asset and liability method, whereby deferred tax assets and liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to affect taxable income. A valuation allowance is established when, in management’s estimate, it is more-likely-than-not, that the deferred tax asset will not be realized. The Company adopted a more-likely-than-not threshold for financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. The Company records a liability for the difference between the benefit recognized and measured and the tax position taken or expected to be taken on the Company’s tax return. To the extent that the assessment of such tax positions changes, the change in estimate is recorded in the period in which the determination is made. The Company establishes reserves for tax-related uncertainties based on estimates of whether, and the extent to which, additional taxes will be due. These reserves are established when the Company believes that certain positions might be challenged despite the Company’s belief that the tax return positions are fully supportable. The reserves are adjusted in light of changing facts and circumstances, such as the outcome of a tax audit. The provision for income taxes includes the impact of changes to reserves that are considered appropriate. The Company recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses in the accompanying consolidated statements of operations.

The Company classifies interest and penalties related to uncertain tax positions in income tax expense, if applicable. There was no interest expense or penalties related to unrecognized tax benefits recorded through December 31, 2020.

Stock-based compensation

Employee stock-based compensation costs are estimated at the grant date based on the award’s fair value and is recognized as expense over the requisite service period. The Company calculates the award’s fair value based on the Black-Scholes-Merton option-pricing model. The Black-Scholes-Merton model requires the use of various highly subjective assumptions, including the fair value of the underlying common stock, the expected term of the stock option, risk-free interest rates, expected dividend yield of the Company’s common stock and expected stock price volatility. The Company determines the expected term of the option using the simplified method which is defined as the average of the options’ contractual term and the options’ vesting period. The Company estimates the options’ volatility using the volatilities of public companies in a comparable industry, stage of life cycle, and size. The Company is using the straight-line (single-option) method for recording stock-based compensation expense.

Fair value measurements

The Company defines fair value as the exchange price that would be received from an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date. The Company follows a three-level valuation hierarchy for disclosure of fair value measurements as follows:

•        Level 1 — Inputs are unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date.

•        Level 2 — Inputs (other than quoted market prices included in Level 1) are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the instrument’s anticipated life.

•        Level 3 — Inputs reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to the model.

The estimated fair value of financial instruments disclosed in the consolidated financial statements have been determined using available market information and appropriate valuation methodologies. In certain cases where there is limited activity or less transparency around inputs to valuation, such as the Company’s warrant and derivative liabilities, these financial instruments are classified as Level 3.

The carrying value of all remaining current assets and current liabilities approximates fair value because of their short-term nature.

Leases

The Company accounts for leases as capital or operating leases based upon the lease classification criteria outlined in ASC 840, Leases. The Company’s operating lease agreements include escalations in the base price of the rent payment. The Company records rent escalations on a straight-line basis over the lease term and records the difference between the expense and payment as deferred rent liability on the accompanying Consolidated Balance Sheet.

For leases that are classified as capital leases, the property is recorded as a capital lease asset within property and equipment on the Consolidated Balance Sheet, and a corresponding amount is recorded as a capital lease obligation in an amount equal to the lesser of the present value of minimum lease payments to be made over the lease life, beginning with the lease inception date, or the fair value of the property being leased. The capital lease assets are amortized on a straight- line basis over the lesser of the lease term or the economic life of the property. Each minimum lease payment is allocated between a reduction of the lease obligation and interest expense, yielding a fixed rate of interest throughout the lease obligation. Tenant improvement allowances received or receivable from landlords under operating leases are recorded as deferred rent liabilities on the Consolidated Balance Sheet and are amortized on a straight-line basis over the lease term. Tenant improvement allowances at December 31, 2020 totaled $1.1 million.

Redeemable convertible preferred stock

The Company’s shares of redeemable convertible preferred stock do not have a mandatory redemption date and are assessed at issuance for classification and redemption features requiring bifurcation. The Company presents as temporary equity any stock which (i) the Company undertakes to redeem at a fixed or determinable price on the fixed or determinable date or dates; (ii) is redeemable at the option of the holders, or (iii) has conditions for redemption which are not solely within the control of the Company. The Company’s redeemable convertible preferred stock is redeemable upon a deemed liquidation event which the Company determined is not solely within its control and thus has classified shares of redeemable convertible preferred stock as temporary equity until such time as the conditions are removed or lapse. Because the occurrence of a deemed liquidation event is not currently probable, the carrying values of the shares of redeemable convertible preferred stock are not being accreted to their redemption values. Subsequent adjustments to the carrying values of the shares of redeemable convertible preferred stock would be made only when a deemed liquidation event becomes probable.

Upon issuance of the redeemable convertible preferred stock, the Company assessed the embedded conversion and liquidation features of the securities. The Company determined that the redeemable convertible preferred stock did not require the Company to separately account for the liquidation features. The Company also concluded that no beneficial conversion feature existed upon the issuance date of the redeemable convertible preferred stock.

Convertible notes and derivative liabilities

The Company evaluates its convertible notes, and other contracts, if any, to determine if those contracts or embedded components of those contracts qualify as derivatives requiring bifurcation. The Company accounts conversion features that meet criteria for bifurcation as liabilities at fair value and adjusts the derivative instruments to fair value at each reporting period. The conversion features qualify as derivatives as they continuously reset as the underlying stock price increases or decreases to provide a fixed value of equity to the holders at any conversion date. The conversion features are subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized as a component of other expense, net in the consolidated statements of operations and comprehensive loss. The fair value of the conversion features has been estimated using a probability-weighted discount model with vs. without the conversion feature (see Note 8 for additional information).

The Company holds their convertible notes at amortized cost and amortizes the associated debt discount created from bifurcated derivatives and issuance costs under the effective interest method until maturity or early conversion pursuant to the contractual terms of the arrangement.

Emerging growth company status

As an “emerging growth company” (“EGC”) under the Jumpstart Our Business Startups Act (“JOBS Act”), the Company may elect to take advantage of certain forms of relief from various reporting requirements that are applicable to public companies. The relief afforded under the JOBS Act includes an extended transition period for the implementation of new or revised accounting standards. The Company has elected to take advantage of this extended transition period and, as a result, the Company’s financial statements may not be comparable to those of companies that implement accounting standards as of the effective dates for public companies. The Company may take advantage of the relief afforded under the JOBS Act up until the last day of the fiscal year following the fifth anniversary of an offering or such earlier time that it is no longer an EGC.

Recent accounting pronouncements

From time to time, new accounting pronouncements, or Accounting Standards Updates (“ASU”) are issued by the FASB or other standard setting bodies and adopted by the Company as of the specified effective date. Unless otherwise discussed, the impact of recently issued standards that are not yet effective will not have a material impact on the Company’s financial position or results of operations upon adoption.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02” or “ASC 842”). ASU 2016-02 requires lessees to generally recognize most operating leases on the balance sheets but record expenses on the income statements in a manner similar to current accounting. ASU 2016-02 along with subsequent ASU’s on Topic 842 is effective for private companies for annual reporting periods beginning after December 15, 2021. The Company is currently evaluating the impact that the adoption of ASC 842 will have on its consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13 to update the methodology used to measure current expected credit losses (“CECL”). This ASU applies to financial assets measured at amortized cost, including loans, held-to-maturity debt securities, net investments in leases, and trade accounts receivable as well as certain off-balance sheet credit exposures, such as loan commitments. This ASU replaces the current incurred loss impairment methodology with a methodology to reflect CECL and requires consideration of a broader range of reasonable and supportable information to explain credit loss estimates. The guidance must be adopted using a modified retrospective transition method through a cumulative-effect adjustment to retained earnings/(deficit) in the period of adoption. This standard is effective for years beginning after December 15, 2022, with early adoption permitted. The Company is currently evaluating the impact the standard will have on the Company’s consolidated financial statements.

In June 2018, the FASB issued ASU 2018-07, Compensation — Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting (“ASU 2018-07”), to align the accounting for share-based payment awards issued to employees and nonemployees, particularly with regard to the measurement date and the impact of performance conditions. The new guidance requires equity-classified share-based payment awards issued to nonemployees to be measured on the grant date, instead of being re-measured through the performance completion date under the current guidance. For public business entities, this ASU is effective for fiscal years beginning after December 15, 2018, including interim periods therein. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. This update supersedes previous guidance for equity-based payments to nonemployees under Subtopic 505-50, Equity — Equity-Based Payments to Non-Employees. The adoption of ASU 2018-07 on January 1, 2020 did not have a significant impact on the Company’s consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (“ASC 2018-13”) which modifies the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement. In addition, additional disclosures were added for public entities. The amendments on changes in unrealized gains and losses, the range and weighted-average of significant unobservable inputs used to develop Level 3 fair value measurements and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. The amendments in this Update are effective for all entities for fiscal years beginning after December 15, 2019. The Company adopted ASC 2018-13 on January 1, 2020 and it did not have a material impact on the Company’s consolidated financial statements.

In November 2019, the FASB issued ASU 2019-10, Financial Instruments — Credit Losses (Topic 326), Targeted Transition Relief, which amends the transition guidance for ASU 2016-13. The ASU provides entities with the option to irrevocably elect the fair value option in Subtopic 825-10 on an instrument-by-instrument basis. This standard is effective for years beginning after December 15, 2022, with early adoption permitted. The Company is currently evaluating the impact the standard will have on the Company’s consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, Simplifying the Accounting for Income Taxes (Topic 740) (“ASU 2019-12”). ASU 2019-12 eliminates the need for an organization to analyze whether the following apply in a given period (1) exception to the incremental approach for intra-period tax allocation (2) exceptions to accounting for basis differences when there are ownership changes in foreign investments and (3) exceptions in interim period income tax accounting for year-to-date losses that exceed anticipated losses. ASU 2019-12 also is designed to improve financial statement preparers’ application of income tax- related guidance and simplify GAAP for (1) franchise taxes that are partially based on income, (2) transactions with a government that result in a step-up in the tax basis of goodwill, (3) separate financial statements of legal entities that are not subject to tax, and (4) enacted changes in tax laws in interim periods. The amendments in ASU 2019-12 are effective for the Company in fiscal years beginning after December 15, 2021. Early adoption of the amendments is permitted. An entity that elects early adoption must adopt all the amendments in the same period. Adoption of ASU 2019-12 is not expected to result in any material changes to the way the tax provision is prepared and is not expected to have a material impact on the Company’s consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. The new guidance, among other things, simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments, and amends existing earnings-per-share (“EPS”) guidance by requiring that an entity use the if-converted method when calculating diluted EPS for convertible instruments. ASU 2020-06 is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years, with early adoption permitted for fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company is currently evaluating the effect that adoption will have on its financial position, results of operations and related disclosures.